Note 20 - Net Earnings (Loss) Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net earnings attributable to Company	$ 65,543	$ 46,253
After-tax interest on Convertible Notes	(119)	0
Adjusted numerator under the "If-Converted" Method	$ 65,424	$ 46,253
Weighted average number of shares used in computing basic earnings per share (in shares)	45,679,676	43,409,265
Assumed exercise of stock options acquired under the Treasury Stock Method (in shares)	307,987	509,138
Conversion of Convertible Notes (in shares)	285,911	0
Number of shares used in computing diluted earnings per share (in shares)	46,273,574	43,918,403